STOCKHOLDERS' EQUITY (DEFICIT) - Common stock (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Aug. 05, 2022 shares	Aug. 10, 2021 shares	Mar. 04, 2021 shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000				50,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares outstanding			6,255,848	3,162,500	2,875,000
Common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common stock shares issued including shares subject to possible redemption	6,255,848	15,812,500
Common stock shares outstanding including shares subject to possible redemption	6,255,848	15,812,500
Common shares, votes per share | Vote	1	1
Common stock, shares outstanding	15,812,500	15,812,500				15,812,500
Common stock, shares subject to forfeiture (in shares)	412,500	412,500
Initial stockholders will collectively own companies issued and outstanding	20.00%
Common stock subject to redemption
Class of Stock [Line Items]
Redemption of shares			9,556,652
Shares subject to possible redemption issued	3,093,348	12,650,000	6,255,848
Shares subject to possible redemption outstanding	3,093,348	12,650,000	6,255,848			0
Common stock subject to possible redemption (in shares)		12,650,000